UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if amendment [ ]; Amendment Number: __

This Amendment (Check only one):  [ ] a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name: Greenhaven Associates, Inc.
      Three Manhattanville Road
      Purchase, NY 10577

Form 13F File Number:  28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Chris A. Wachenheim
Title:   Vice President
Phone:   914-253-9374

Signature, Place, and Date of Signing:

/s/  Chris A. Wachenheim            Purchase, NY              July 16, 2002
------------------------            -------------             -------------
       [Signature]                  [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager:
[If there are no entries in this list omit this section.]

Form 13F File Number                Name

-------------------------           ------------------------------------------
[Repeat as necessary.]

                            13F as of June 30, 2002

                  COL 1             COL 2        COL 3     COL 4         CO 5            COL 6                     COL 7
                                  TITLE OF                 VALUE      PRINCIPAL                SHARED      VOTING AUTHORITY SHARES
              NAME OF ISSUER        CLASS        CUSIP     $000         AMOUNT      SOLE        OTHER       SOLE           NONE

Alcan Aluminum (AL)                COMMON    013716105      82,837    2,207,800      64,500   2,143,300      64,500      2,143,300
Alcoa Inc (AA)                     COMMON    013817101      53,033    1,599,778               1,599,778                  1,599,778
Burlington Northern
  Santa Fe (BNI)                   COMMON    12189T104      29,814      993,800                 993,800                    993,800
Centex Construction
  Products (CXP)                   COMMON    15231R109       2,188       60,100      44,100      16,000      44,100         16,000
Centex Corp (CTX)                  COMMON    152312104     248,399    4,298,300   1,366,000   2,932,300   1,366,000      2,932,300
Century Aluminum (CENX)            COMMON    156431108      13,489      905,900     433,400     472,500     433,400        472,500
D R Horton Inc (DHI)               COMMON    23331A109      23,821      915,150                 915,150                    915,150
Deere & Company (DE)               COMMON    244199105     168,828    3,524,600     523,000   3,001,600     523,000      3,001,600
Del Laboratories, Inc (DLI)        COMMON    245091103       2,874      114,975     114,975                 114,975
Dow Chemical Co (DOW)              COMMON    260543103      60,241    1,752,200               1,752,200                  1,752,200
El Paso Corp (EP)                  COMMON    28336L109      93,277    4,525,800     885,500   3,640,300     885,500      3,640,300
EnCana Corporation (ECA)           COMMON    292505104     173,215    5,660,634     748,094   4,912,540     748,094      4,912,540
Equity Office Properties (EOP)     COMMON    294741103       1,051       34,925                  34,925                     34,925
Finlay Enterprises (FNLY)          COMMON    317884203       3,503      212,700     212,700                 212,700
Franklin Covey Co (FC)             COMMON    353469109         139       48,000                  48,000                     48,000
Frontline Limited (FRO)            COMMON    G3682E127      12,241    1,283,150     790,400     492,750     790,400        492,750
Genesis Energy LP (GEL)            COMMON    371927104       1,630      427,800     270,300     157,500     270,300        157,500
KB HOME  (KBH)                     COMMON    48666K109       7,958      154,500       6,000     148,500       6,000        148,500
Lennar Corporation (LEN)           COMMON    526057104      64,597    1,055,500      22,000   1,033,500      22,000      1,033,500
Longview Fibre (LFB)               COMMON    543213102       4,534      481,300                 481,300                    481,300
Mack-Cali Realty Corp (CLI)        COMMON    554489104         668       19,000                  19,000                     19,000
Methanex Corp (MEOH)               COMMON    59151K108       3,155      381,913      37,478     344,435      37,478        344,435
Morgan Stanley Asia Pac (APF)      COMMON    61744U106       1,682      195,547                 195,547                    195,547
Nova Chemicals Corp (NCX)          COMMON    66977W109      11,563      513,000      62,400     450,600      62,400        450,600
Omega Protein (OME)                COMMON    68210P107       2,266      494,800     494,800                 494,800
OMI Corp (OMM)                     COMMON    Y6476W104       8,669    2,114,500   1,614,500     500,000   1,614,500        500,000
Pope & Talbot (POP)                COMMON    732827100         403       21,500                  21,500                     21,500
Pulte Homes Inc. (PHM)             COMMON    745867101     170,290    2,962,600   1,140,000   1,822,600   1,140,000      1,822,600
Reckson Associates Realty (RA)     COMMON    75621K106         503       20,200                  20,200                     20,200
Ryder Systems Inc. (R)             COMMON    783549108     118,015    4,356,400   1,241,300   3,115,100   1,241,300      3,115,100
Snap-On (SNA)                      COMMON    833034101      39,449    1,328,700      99,600   1,229,100      99,600      1,229,100
Stolt Offshore SA  (SOSA)          COMMON    861567105       9,539    1,538,500   1,288,500     250,000   1,288,500        250,000
Stolt-Nielsen S.A. (SNSA)          COMMON    861565109         378       27,000                  27,000                     27,000
Teekay Shipping Corp (TK)          COMMON    Y8564W103      36,319      984,000     297,200     686,800     297,200        686,800
COLUMN TOTAL                                             1,450,568

                            13F as of June 30, 2002

                  COL 1             COL 2        COL 3     COL 4         CO 5            COL 6                     COL 7
                                  TITLE OF                 VALUE      PRINCIPAL                SHARED      VOTING AUTHORITY SHARES
              NAME OF ISSUER        CLASS        CUSIP     $000         AMOUNT      SOLE        OTHER       SOLE           NONE

Toll Brothers, Inc. (TOL)          COMMON    889478103      18,471      630,400                 630,400                    630,400
UnumProvident Corp (UNM)           COMMON    91529Y106     124,939    4,909,200     730,000   4,179,200     730,000      4,179,200
COLUMN TOTAL                                               143,410
PAGE TOTAL                                               1,593,978

                                  Page 2 of 2